                                RETAIL CLASSES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                            AIM EMERGING GROWTH FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                               AIM WEINGARTEN FUND


                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)


                       Supplement dated December 14, 2000
         to the Statement of Additional Information dated June 21, 2000, as supplemented June 30, 2000, July 5, 2000 and November 3, 2000


Effective September 30, 2000, Charles T. Bauer retired from his positions as an officer and trustee of the Trust and Robert H. Graham succeeded Mr. Bauer as Chairman of the Board.

This supplement supersedes and replaces in its entirety the supplements dated June 30, 2000, July 5, 2000 and November 3, 2000.

The following is added to the table appearing under the heading "MANAGEMENT - TRUSTEES AND OFFICERS" on page 32 of the Statement of Additional Information:


                                                POSITIONS
                                                HELD WITH       PRINCIPAL OCCUPATION DURING AT
       "NAME, ADDRESS AND AGE                   REGISTRANT          LEAST THE PAST 5 YEARS
       ----------------------                   ----------      ------------------------------
       ALBERT R. DOWDEN (59)                      Trustee       Chairman of the Board of Directors, The
       1815 Central Park Drive                                  Cortland Trust (investment company) and
       P.O. Box 774000-PMB #222                                 DHJ Media, Inc.; and Director, Magellan
       Steamboat Springs, CO 80477                              Insurance Company. Formerly, Director,
                                                                President and Chief Executive Officer,
                                                                Volvo Group North America, Inc.; Senior
                                                                Vice President, AB Volvo; and Director,
                                                                The Hertz Corporation, Genmar Corporation
                                                                (boat manufacturer), National Media
                                                                Corporation and Annuity and Life Re
                                                                (Holdings), Ltd."

The following paragraph replaces in its entirety the eleventh full paragraph appearing under the heading "INVESTMENT ADVISORY AND OTHER SERVICES" on page 37 of the Statement of Additional Information:

                  "AIM has voluntarily agreed, effective July 1, 2000, to waive advisory fees payable by Blue Chip, Charter, Constellation and Weingarten in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion, so that the effective fee schedules are as follows:


                                   BLUE CHIP

         NET ASSETS                                                                     ANNUAL RATE
         ----------                                                                     -----------
         First $350 million                                                             0.75%
         Over $350 million to and including $5 billion                                  0.625%
         Over $5 billion to and including $10 billion                                   0.60%
         Over $10 billion to and including $15 billion                                  0.575%
         Over $15 billion to and including $20 billion                                  0.55%
         Over $20 billion to and including $25 billion                                  0.525%
         Over $25 billion to and including $30 billion                                  0.50%
         Over $30 billion to and including $35 billion                                  0.475%
         Over $35 billion                                                               0.45%

                           CHARTER AND CONSTELLATION

         NET ASSETS                                                                     ANNUAL RATE
         ----------                                                                     -----------
         First $30 million                                                              1.00%
         Over $30 million to and including $150 million                                 0.75%
         Over $150 million to and including $5 billion                                  0.625%
         Over $5 billion to and including $10 billion                                   0.60%
         Over $10 billion to and including $15 billion                                  0.575%
         Over $15 billion to and including $20 billion                                  0.55%
         Over $20 billion to and including $25 billion                                  0.525%
         Over $25 billion to and including $30 billion                                  0.50%
         Over $30 billion to and including $35 billion                                  0.475%
         Over $35 billion                                                               0.45%


                                   WEINGARTEN

         NET ASSETS                                                                     ANNUAL RATE
         ----------                                                                     -----------
         First $30 million                                                              1.00%
         Over $30 million to and including $350 million                                 0.75%
         Over $350 million to and including $5 billion                                  0.625%
         Over $5 billion to and including $10 billion                                   0.60%
         Over $10 billion to and including $15 billion                                  0.575%
         Over $15 billion to and including $20 billion                                  0.55%
         Over $20 billion to and including $25 billion                                  0.525%
         Over $25 billion to and including $30 billion                                  0.50%
         Over $30 billion to and including $35 billion                                  0.475%
         Over $35 billion                                                               0.45%

         In addition, pursuant to a prior fee waiver arrangement, AIM waived through June 30, 2000 a portion of its advisory fees payable by Charter, Constellation and Weingarten at net asset levels higher than those currently incorporated in the advisory fee schedule. Accordingly, with respect to each of Charter and Constellation, AIM received a fee




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

         calculated at an annual rate of 1.0% of the first $30 million of such Fund's average daily net assets, plus 0.75% of such Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of such Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. With respect to Weingarten, AIM received a fee calculated at an annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion to and including $3 billion, plus 0.575% of the Fund's average daily net assets in excess of $3 billion to and including $4 billion, plus 0.55% of the Fund's average daily net assets in excess of $4 billion."

The following information replaces in its entirety the second paragraph appearing under the heading "SALES CHARGES AND DEALER CONCESSIONS - ALL GROUPS OF AIM FUNDS" on page 50 of the Statement of Additional Information:

                  "In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the AIM Fund attributable to that particular dealer. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state."

The following are added as new categories of purchasers who will not pay initial sales charges on purchases of Class A shares, under the heading "REDUCTIONS IN INITIAL SALES CHARGES - PURCHASES AT NET ASSET VALUE" on page 54 of the Statement of Additional Information:

         "o Qualified State Tuition Programs created and maintained in accordance with Section 529 of the U.S. Internal Revenue Code of 1986, as amended; and

          o Participants in select brokerage programs for defined contribution plans and rollover IRAs who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement."



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